Leases - Summary of Consolidated Statement Of Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020
Leases [Abstract]
Fixed operating lease expense	$ 12,495	$ 12,704
Variable operating lease expense	927	4,437
Total lease expense	$ 13,422	$ 17,141